Purchase of loan portfolio	12 Months Ended
Dec. 31, 2022
Purchase of loan portfolio
Purchase of loan portfolio

31.     Purchase of loan portfolio

IUDÚ Compañía Financiera transferred to Banco Supervielle S.A. its loan portfolio under the following terms: (a) sale without recourse of credit portfolio, pledge loans and credit card contracts, (b)sale of the contractual position held by IUDU and (c) assignment of IUDU's contractual position with different vendors. Sale of IUDÚ financial products and services include the transfer to Banco Supervielle S.A. of the commercial exploitation rights of the respective user clients of such financial products and services.

Likewise, Tarjeta Automática S.A. sold its loan portfolio to the Bank under the following terms: (a) non-recourse sale of the loan portfolio originated by Tarjeta Automática S.A. in its line of business through personal loans granted and credit card contracts. sale of the financial products and services of Tarjeta Automática S.A. include the transfer to Banco Supervielle S.A. of the commercial exploitation rights of the respective clients, of such financial products and services.

During the months of October, November and December 2022 IUDU Compañía Financiera S.A. transferred a gross loan portfolio for a total of $17,626,854, for which Banco Supervielle S.A. paid the sum of $13,035,864. In turn, Tarjeta Automática S.A. transfererd a gross loan portfolio for a total of $176,231, for which Banco Supervielle S.A. paid the sum of $12,998.